Accounts Receivable, Net - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	$ 8,151	$ 34,235
Less: Provision for doubtful accounts	0	0
Accounts receivable, net	$ 8,151	$ 34,235